Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SunCoke Energy, Inc.
Entity Central Index Key	0001514705
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Sep. 30, 2011